Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 13, 2018
Prospectus Date	rr_ProspectusDate	Jul. 13, 2018
Global X TargetIncome Plus 2 ETF (Prospectus Summary) | Global X TargetIncome Plus 2 ETF | Global X TargetIncome Plus 2 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFLT